Fair Value Disclosures - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements Disclosure [Line Items]
Fair value of fixed maturities	$ 43,779		$ 47,131	$ 41,992
Other invested assets measured at fair value on a recurring basis			$ 2,258	$ (27)
Net fair value of freestanding derivative positions as a percent of Other invested assets			42.90%	(1.30%)
Reduction to fair value of GMIB reinsurance contract asset	61		$ 8	$ 10
Reduction to fair value of GMIB reinsurance contract liability	26		24	32
Investments of consolidated VIEs/VOEs classified as Level 3			508	434
AFS fixed maturities transferred out of Level 3	$ 28	$ 8	$ 5	$ 62
Aggregated transfers as a percent of total equity	0.70%	0.10%	0.10%	0.80%
AFS fixed maturities transferred out of Level 2	$ 66	$ 6	$ 7	$ 25
AB's private securities went public and due to trading restriction period transferred from Level 3				56
Investments for which the underlying quantitative inputs are not developed and not readily available	1,026		$ 973	$ 777
Level 3 investments as a percent of total assets classified as Level 3			44.00%	43.30%
Level 3 investments as a percent of all assets measured at fair value on a recurring basis			0.50%	0.40%
Decrease in fair value securities			0.00%	1.70%
Corporate | Matrix pricing model
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3				$ 55
Corporate | Private Available For Sale Corporate Securities | Matrix pricing model
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3			$ 842	$ 691
Securities as a percent of Level 3 securities in the corporate fixed maturities asset class			73.20%	80.60%
Separate Accounts' assets | Third Party Appraisal
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3				$ 295
Separate Accounts' assets | Private Real Estate Fund | Third Party Appraisal
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3			$ 326	295
Separate Accounts' assets | Mortgage | Third Party Appraisal
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3			1	2
Separate Accounts' assets | Private Equity Investments | Third Party Appraisal
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3			0	1
Separate Accounts' assets | Collateralized Mortgage Backed Securities
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3			14	12
Separate Accounts' assets | Asset- backed
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3			$ 8	$ 3
Level 1
Fair Value Measurements Disclosure [Line Items]
Assets measured at fair value on a recurring basis percentage			64.90%	66.40%
Level 2
Fair Value Measurements Disclosure [Line Items]
Assets measured at fair value on a recurring basis percentage			34.00%	32.60%
AAA-rated mortgage- and asset-backed securities are classified as Level 2			$ 875	$ 1,078
Level 3
Fair Value Measurements Disclosure [Line Items]
Assets measured at fair value on a recurring basis percentage			1.10%	1.00%
AAA-rated mortgage- and asset-backed securities are classified as Level 2			$ 598	$ 494
Fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data			97	126
Level 3 | AB | AB's 2016 acquisition
Fair Value Measurements Disclosure [Line Items]
Acquisition-related contingent consideration liability	$ 11		11
Level 3 | AB | Three AB Acquisition
Fair Value Measurements Disclosure [Line Items]
Contingent consideration liabilities recorded fair value				$ 18
Level 3 | AB | One Acquisition
Fair Value Measurements Disclosure [Line Items]
Weighted average growth rate				18.00%
Level 3 | Variable Interest Entity, Primary Beneficiary
Fair Value Measurements Disclosure [Line Items]
Investments of consolidated VIEs/VOEs classified as Level 3			$ 2	$ 6
Level 3 | Measurement Input, Long-term Revenue Growth Rate | AB | Minimum
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input				4.00%
Contingent Payment Arrangement, Measurement Input				4.00%
Level 3 | Measurement Input, Long-term Revenue Growth Rate | AB | Maximum
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input				31.00%
Contingent Payment Arrangement, Measurement Input				31.00%
Level 3 | Measurement Input, Long-term Revenue Growth Rate | AB | AB's 2016 acquisition
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input	31.00%		31.00%
Contingent Payment Arrangement, Measurement Input	31.00%		31.00%
Revenue growth rate			0.310
Level 3 | Measurement Input, Discount Rate
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input	6.40%		7.00%
Contingent Payment Arrangement, Measurement Input	6.40%		7.00%
Level 3 | Measurement Input, Discount Rate | AB | Minimum
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input				1.40%
Contingent Payment Arrangement, Measurement Input				1.40%
Level 3 | Measurement Input, Discount Rate | AB | Maximum
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input				6.40%
Contingent Payment Arrangement, Measurement Input				6.40%
Level 3 | Measurement Input, Discount Rate | AB | AB's 2016 acquisition | Minimum
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input	1.40%		1.40%
Contingent Payment Arrangement, Measurement Input	1.40%		1.40%
Revenue growth rate			0.014
Level 3 | Measurement Input, Discount Rate | AB | AB's 2016 acquisition | Maximum
Fair Value Measurements Disclosure [Line Items]
Contingent Payment Arrangement, Measurement Input	2.30%		2.30%
Contingent Payment Arrangement, Measurement Input	2.30%		2.30%
Revenue growth rate			0.023
Level 3 | Contingent Payment Arrangements
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3				$ (25)	$ (31)	$ (42)
Fair value of contingent payment arrangements	$ 1		$ 4
Level 3 | Corporate | Matrix pricing model
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3	39		53
Level 3 | Separate Accounts' assets | Third Party Appraisal
Fair Value Measurements Disclosure [Line Items]
Fair value of assets classified as Level 3	$ 345		326
Public Fixed Maturities
Fair Value Measurements Disclosure [Line Items]
Fair value of fixed maturities			$ 38,762	$ 33,936
Fixed maturities as a percent of total assets measured at fair value on a recurring basis			20.00%	19.60%
Private Fixed Maturities
Fair Value Measurements Disclosure [Line Items]
Fair value of fixed maturities			$ 8,179	$ 7,943
Fixed maturities as a percent of total assets measured at fair value on a recurring basis			4.20%	4.60%